Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	NVLS
Entity Registrant Name	Nivalis Therapeutics, Inc.
Entity Central Index Key	0001626199
Entity Filer Category	Accelerated Filer